                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02145

                      LORD ABBETT BOND-DEBENTURE FUND, INC.
                      -------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

ITEM 1:      REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
ANNUAL
  REPORT

LORD ABBETT
   BOND-DEBENTURE FUND


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------

LORD ABBETT BOND-DEBENTURE FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Bond-Debenture Fund's strategies and performance for the year ended December 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005?

A: With the economy expanding at a solid rate and consumer and producer prices both rising, the Federal Reserve Board (the Fed) lifted the federal funds rate eight times during 2005, ending the year at 4.25 percent amid concerns about inflationary pressures. (The fed funds rate is the interest rate at which depository institutions lend balances at the Federal Reserve to other depository institutions overnight.) But while short-term rates increased, 10-year maturities slipped lower in late December, creating an inverted yield curve.

     The second half of 2005 was a study in volatility and resilience. In late August, Hurricane Katrina devastated the Gulf Coast region, making it the costliest storm in history. Oil and gas production was disrupted. But as autumn wore on, industrial production rebounded. The pace of housing and construction activity remained brisk. There was an improvement in employment growth after the depressing effects of hurricanes. In the high-yield market, the ongoing troubles of Ford and General Motors weighed on valuations as automaker junk bonds downgraded in the spring added to the supply of such debt instruments.

     At its last meeting of the year, the Federal Open Market Committee indicated additional rate hikes may be needed to keep inflation and inflation expectations in check, but will largely depend on the economic data.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2005?

A: The fund returned 1.6 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(1) which returned 2.4 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO

                                                                               1
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CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS
OF DECEMBER 31, 2005, ARE: 1 YEAR: -3.27 PERCENT, 5 YEARS: 5.56 PERCENT, AND 10
YEARS: 5.89 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the Prospectus for more information on redemptions that may be subject to a CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund employs a flexible investment strategy, which allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the fund participates are high-yield bonds and convertible securities. In addition, the fund must hold 20 percent of its portfolio in investment-grade corporate bonds, government bonds and/or agencies.

     Detracting from performance were high-yield securities in the diversified media, telecommunications equipment, auto parts and equipment sectors. In other investments, the fund's positions in equity securities also underperformed relative to the benchmark.

     Contributing to performance were high-yield credits of wireless telecom, energy and gaming companies. The fund's holdings in high-grade debt securities, such as mortgage-backed securities, also outperformed relative to the benchmark.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

2
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     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS
INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The index is unmanaged, does not reflect the deduction of fees or expenses, and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the fund's management and the portfolio holdings described in this report are as of December 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse First Boston High Yield Index and the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES)      CREDIT SUISSE FIRST         LEHMAN BROTHERS
             AT NET ASSET VALUE          AT MAXIMUM OFFERING PRICE(1)   BOSTON HIGH YIELD INDEX(2)  AGGREGATE BOND INDEX(2)
12/31/1995   $                  10,000   $                      9,525   $                   10,000  $               10,000
12/31/1996   $                  11,116   $                     10,588   $                   11,242  $               10,363
12/31/1997   $                  12,527   $                     11,932   $                   12,661  $               11,363
12/31/1998   $                  13,123   $                     12,500   $                   12,735  $               12,350
12/31/1999   $                  13,635   $                     12,987   $                   13,153  $               12,249
12/31/2000   $                  13,517   $                     12,875   $                   12,467  $               13,674
12/31/2001   $                  14,174   $                     13,501   $                   13,188  $               14,828
12/31/2002   $                  14,021   $                     13,355   $                   13,598  $               16,348
12/31/2003   $                  16,865   $                     16,064   $                   17,397  $               17,018
12/31/2004   $                  18,308   $                     17,439   $                   19,476  $               17,757
12/31/2005   $                  18,594   $                     17,711   $                   19,916  $               18,188

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2005

                        1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
         CLASS A(3)      -3.27%      5.56%       5.89%              --
         CLASS B(4)      -2.93%      5.76%         --             5.66%
         CLASS C(5)       0.89%      5.93%         --             5.78%
         CLASS P(6)       1.45%      6.48%         --             5.15%
         CLASS Y(7)       1.93%      7.00%         --             5.01%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2005, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on August 21, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/05 - 12/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING     EXPENSES PAID
                                             ACCOUNT      ACCOUNT      DURING THE
                                              VALUE        VALUE        PERIOD+
                                              -----        -----        -------
                                                                        7/1/05 -
                                             7/1/05      12/31/05       12/31/05
                                             ------      --------       --------
CLASS A
Actual                                     $ 1,000.00   $ 1,019.20   $        5.04
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,020.21   $        5.04
CLASS B
Actual                                     $ 1,000.00   $ 1,014.50   $        8.28
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,016.99   $        8.29
CLASS C
Actual                                     $ 1,000.00   $ 1,015.80   $        8.28
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,016.99   $        8.29
CLASS P
Actual                                     $ 1,000.00   $ 1,017.20   $        5.49
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,019.76   $        5.50
CLASS Y
Actual                                     $ 1,000.00   $ 1,021.10   $        3.21
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,022.03   $        3.21

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.63% for Classes B and C, 1.08% for Class P and .63% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2005

SECTOR*                      %**
Agency                       7.31%
Banking                      1.35%
Basic Industry               8.17%
Brokerage                    0.18%
Capital Goods                7.40%
Consumer Cyclical            5.63%
Consumer Non-Cyclical        8.12%
Energy                       9.10%
Finance & Investment         1.48%
Government Guaranteed        3.36%
Insurance                    0.39%
Media                        9.61%
Mortgage Backed              0.26%
Services Cyclical           12.41%
Services Non-Cyclical        6.41%
Short-Term Investment        2.98%
Technology & Electronics     5.04%
Telecommunications           5.63%
Utility                      5.17%
Total                      100.00%

 *   A sector may comprise several industries.
**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.53%

ASSET-BACKED SECURITY 0.15%

MEDIA - DIVERSIFIED 0.15%
Globo Comunicacoes E Participacoes S.A.+(b)
(cost $11,783,110)                                       7.375%#              10/20/2011   $   12,360   $    12,329,082
                                                                                                        ===============

                                                                                               SHARES
                                                                                                (000)
                                                                                               ------
COMMON STOCKS 5.56%

AEROSPACE/DEFENSE 0.12%
EDO Corp.                                                                                         350         9,471,000
                                                                                                        ---------------
AGRICULTURE 0.23%
Archer Daniels Midland Co.                                                                        750        18,495,000
                                                                                                        ---------------
BANKING 0.32%
Wachovia Corp.                                                                                    500        26,430,000
                                                                                                        ---------------
BEVERAGE 0.29%
PepsiCo, Inc.                                                                                     400        23,632,000
                                                                                                        ---------------
CHEMICALS 0.49%
Lyondell Chemical Co.                                                                             325         7,741,500
Praxair, Inc.                                                                                     500        26,480,000
Texas Petrochemical, Inc.*                                                                        271         5,770,298
                                                                                                        ---------------
TOTAL                                                                                                        39,991,798
                                                                                                        ---------------
DIVERSIFIED CAPITAL GOODS 0.28%
3M Co.                                                                                            300        23,250,000
                                                                                                        ---------------
ELECTRIC - INTEGRATED 0.55%
NiSource Inc.                                                                                     500        10,430,000
Northeast Utilities System Co.                                                                  1,000        19,690,000
TECO Energy, Inc.                                                                                 850        14,603,000
                                                                                                        ---------------
TOTAL                                                                                                        44,723,000
                                                                                                        ---------------
ELECTRONICS 0.40%
Emerson Electric Co.                                                                              400        29,880,000
Mentor Graphics Corp.*                                                                            250         2,585,000
                                                                                                        ---------------
TOTAL                                                                                                        32,465,000
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                               SHARES            U.S. $
INVESTMENTS                                                                                     (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION & PRODUCTION 0.55%
Devon Energy Corp.                                                                                400   $    25,016,000
Exxon Mobil Corp.                                                                                 350        19,659,500
                                                                                                        ---------------
TOTAL                                                                                                        44,675,500
                                                                                                        ---------------
FOOD - WHOLESALE 0.36%
ConAgra Foods, Inc.                                                                               400         8,112,000
Kellogg Co.                                                                                       500        21,610,000
                                                                                                        ---------------
TOTAL                                                                                                        29,722,000
                                                                                                        ---------------
FORESTRY/PAPER 0.16%
International Paper Co.                                                                           400        13,444,000
                                                                                                        ---------------
GAMING 0.06%
Aztar Corp.*                                                                                      150         4,558,500
                                                                                                        ---------------
INTEGRATED ENERGY 0.21%
Chevron Corp.                                                                                     300        17,031,000
                                                                                                        ---------------
MACHINERY 0.16%
Parker Hannifin Corp.                                                                             200        13,192,000
                                                                                                        ---------------
MEDIA - BROADCAST 0.10%
Clear Channel Communications, Inc.                                                                250         7,862,500
                                                                                                        ---------------
METALS/MINING EXCLUDING STEEL 0.05%
Alcoa, Inc.                                                                                       150         4,435,500
                                                                                                        ---------------
NON-ELECTRIC UTILITIES 0.15%
National Fuel Gas Co.                                                                             300         9,357,000
SEMCO Energy, Inc.*                                                                               489         2,746,949
                                                                                                        ---------------
TOTAL                                                                                                        12,103,949
                                                                                                        ---------------
PHARMACEUTICALS 0.46%
Amgen Inc.*                                                                                       100         7,886,000
Merck & Co., Inc.                                                                                 375        11,928,750
Mylan Laboratories, Inc.                                                                          400         7,984,000
Pfizer, Inc.                                                                                      400         9,328,000
                                                                                                        ---------------
TOTAL                                                                                                        37,126,750
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                               SHARES            U.S. $
INVESTMENTS                                                                                     (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
RESTAURANTS 0.12%
McDonald's Corp.                                                                                  300   $    10,116,000
                                                                                                        ---------------
SOFTWARE/SERVICES 0.06%
BEA Systems, Inc.*                                                                                525         4,935,000
                                                                                                        ---------------
SUPPORT - SERVICES 0.06%
CRA Int'l., Inc.*                                                                                 100         4,769,000
                                                                                                        ---------------
TELECOM - INTEGRATED/SERVICES 0.27%
Qwest Communications Int'l., Inc.*                                                              2,000        11,299,989
Verizon Communications, Inc.                                                                      350        10,542,000
                                                                                                        ---------------
TOTAL                                                                                                        21,841,989
                                                                                                        ---------------
TELECOMMUNICATIONS EQUIPMENT 0.10%
Avaya Inc.*                                                                                       750         8,002,500
                                                                                                        ---------------
THEATERS & ENTERTAINMENT 0.01%
Live Nation, Inc.*                                                                                 31           409,375
                                                                                                        ---------------
TOTAL COMMON STOCKS (cost $395,577,178)                                                                     452,683,361
                                                                                                        ===============

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT
                                                          RATE                      DATE        (000)
                                                -----------------------------------------------------
CONVERTIBLE NOTES & BONDS 10.48%

AEROSPACE/DEFENSE 0.96%
Alliant Techsystems, Inc.                                 2.75%                2/15/2024   $   20,000        21,675,000
EDO Corp.                                                 4.00%               11/15/2025        9,025         9,194,218
L-3 Communication Holdings, Inc+                          3.00%                 8/1/2035       15,000        14,906,250
Lockheed Martin Corp.                                    4.09%#                8/15/2033       30,000        32,141,400
                                                                                                        ---------------
TOTAL                                                                                                        77,916,868
                                                                                                        ---------------
BROKERAGE 0.18%
Morgan Stanley+                                           1.00%                3/30/2012       14,000        14,638,400
                                                                                                        ---------------
BUILDING & CONSTRUCTION 0.47%
Fluor Corp.                                               1.50%                2/15/2024       27,000        38,643,750
                                                                                                        ---------------
COMPUTER HARDWARE 0.14%
ASML Holding N.V.(b)                                      5.75%               10/15/2006       10,000        11,444,000
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL GOODS 0.25%
Tyco Int'l. Group S.A.(b)                                 2.75%                1/15/2018   $   16,175   $    20,562,469
                                                                                                        ---------------
ELECTRONICS 0.54%
Artesyn Technologies, Inc.                                5.50%                8/15/2010        4,000         5,630,000
Cypress Semiconductor Corp.                               1.25%                6/15/2008       12,500        14,218,750
FLIR Systems, Inc.                                        3.00%                 6/1/2023       12,500        14,734,375
RF Micro Devices, Inc.                                    1.50%                 7/1/2010       10,000         9,237,500
                                                                                                        ---------------
TOTAL                                                                                                        43,820,625
                                                                                                        ---------------
GAMING 0.29%
International Game Technology                      Zero Coupon                 1/29/2033       35,000        23,493,750
                                                                                                        ---------------
HEALTH SERVICES 1.37%
Advanced Medical Optics, Inc.                             2.50%                7/15/2024       15,000        15,318,750
Apogent Technologies Inc.                              3.241%#                12/15/2033       10,000        11,879,600
Fisher Scientific Int'l., Inc.                            2.50%                10/1/2023       20,000        27,950,000
Invitrogen Corp.                                          1.50%                2/15/2024       20,000        17,000,000
Invitrogen Corp.                                          3.25%                6/15/2025        7,500         7,218,750
Manor Care, Inc.+                                      2.125%#                  8/1/2035        4,500         4,657,500
SFBC Int'l., Inc.                                         2.25%                8/15/2024       14,500        10,458,125
Universal Health Services, Inc.                          0.426%                6/23/2020       30,000        17,212,500
                                                                                                        ---------------
TOTAL                                                                                                       111,695,225
                                                                                                        ---------------
HOTELS 0.25%
Hilton Hotels Corp.                                      3.375%                4/15/2023       17,000        20,081,250
                                                                                                        ---------------
HOUSEHOLD & LEISURE PRODUCTS 0.14%
Costco Cos., Inc.                                  Zero Coupon                 8/19/2017       10,000        11,287,500
                                                                                                        ---------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.65%
American Express Co.                                      1.85%                12/1/2033       20,000        21,325,000
Lehman Brothers Holdings Inc.                             0.25%                 7/7/2011       11,000        11,756,800
Lehman Brothers Holdings Inc.                             0.25%                12/8/2012       20,000        19,814,000
                                                                                                        ---------------
TOTAL                                                                                                        52,895,800
                                                                                                        ---------------
MEDIA - BROADCAST 0.29%
Sinclair Broadcast Group, Inc.                          4.875%#                7/15/2018       10,000         8,712,500
Sinclair Broadcast Group, Inc.                            6.00%                9/15/2012       17,000        14,896,250
                                                                                                        ---------------
TOTAL                                                                                                        23,608,750
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED 1.00%
Liberty Media Corp.                                       3.25%                3/15/2031   $   45,000   $    34,143,750
Mediacom Communications Corp.                             5.25%                 7/1/2006        4,600         4,605,750
Walt Disney Co. (The)                                    2.125%                4/15/2023       42,500        42,712,500
                                                                                                        ---------------
TOTAL                                                                                                        81,462,000
                                                                                                        ---------------
OIL FIELD EQUIPMENT & SERVICES 0.69%
Hanover Compressor Co.                                    4.75%                1/15/2014       10,000        11,450,000
Schlumberger Ltd.(b)                                      1.50%                 6/1/2023       32,500        44,850,000
                                                                                                        ---------------
TOTAL                                                                                                        56,300,000
                                                                                                        ---------------
PHARMACEUTICALS 1.28%
Celgene Corp.                                             1.75%                 6/1/2008       10,000        26,962,500
MGI PHARMA, Inc.                                         1.682%                 3/2/2024       22,000        13,695,000
Teva Pharmaceutical Finance B.V.(b)                      0.375%               11/15/2022       20,000        40,100,000
Watson Pharmaceuticals, Inc.                              1.75%                3/15/2023       25,000        23,937,500
                                                                                                        ---------------
TOTAL                                                                                                       104,695,000
                                                                                                        ---------------
SOFTWARE/SERVICES 1.13%
DST Systems, Inc.                                        4.125%                8/15/2023       27,000        35,910,000
EMC Corp.                                                 4.50%                 4/1/2007       20,000        20,900,000
Manugistics Group, Inc.                                   5.00%                11/1/2007       15,000        14,043,750
Mentor Graphics Corp.                                    6.875%                6/15/2007       21,000        20,973,750
                                                                                                        ---------------
TOTAL                                                                                                        91,827,500
                                                                                                        ---------------
SUPPORT - SERVICES 0.25%
Charles River Assoc., Inc.                               2.875%                6/15/2034       15,000        20,737,500
                                                                                                        ---------------
TELECOM - WIRELESS 0.12%
Nextel Communications, Inc.                               5.25%                1/15/2010       10,000        10,037,500
                                                                                                        ---------------
TELECOMMUNICATIONS EQUIPMENT 0.30%
LSI Logic Corp.                                           4.00%                5/15/2010       25,000        24,093,750
                                                                                                        ---------------
THEATERS & ENTERTAINMENT 0.18%
Lions Gate Entertainment Corp.(b)                        3.625%                3/15/2025       17,000        14,683,750
                                                                                                        ---------------
TOTAL CONVERTIBLE NOTES & BONDS (cost $820,086,755)                                                         853,925,387
                                                                                                        ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                      INTEREST                               SHARES              U.S. $
INVESTMENTS                                               RATE                                (000)               VALUE
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 2.83%

AGENCY 0.11%
Federal National Mortgage Assoc.                         5.375%                                   -(d)  $     9,214,075
                                                                                                        ---------------
AUTOMOTIVE 0.06%
Ford Motor Co. Capital Trust II                           6.50%                                 175           4,830,000
                                                                                                        ---------------
BANKING 0.31%
Marshall & Ilsley Corp.                                   6.50%                                 950          25,156,000
                                                                                                        ---------------
BEVERAGE 0.11%
Constellation Brands, Inc.                                5.75%                                 220           8,586,600
                                                                                                        ---------------
ELECTRIC - DISTRIBUTION/TRANSPORTATION 0.15%
FPL Group, Inc.                                           8.00%                                 200          12,394,000
                                                                                                        ---------------
ELECTRIC - GENERATION 0.06%
PNM Resources, Inc.                                       6.75%                                 100           4,709,000
                                                                                                        ---------------
FOOD & DRUG RETAILERS 0.14%
Albertson's, Inc.                                         7.25%                                 500          11,275,000
                                                                                                        ---------------
GAS DISTRIBUTION 0.13%
El Paso Corp.+                                            4.99%                                  10          10,696,969
                                                                                                        ---------------
INTEGRATED ENERGY 0.50%
Williams Cos., Inc. (The)                                 5.50%                                 360          40,500,000
                                                                                                        ---------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.20%
Morgan Stanley+(e)                                        8.25%                                 223          16,033,350
                                                                                                        ---------------
LIFE INSURANCE 0.32%
MetLife, Inc.                                            6.375%                                 960          26,448,000
                                                                                                        ---------------
PHARMACEUTICALS 0.40%
Schering-Plough Corp.                                     6.00%                                 600          32,274,000
                                                                                                        ---------------
PRINTING & PUBLISHING 0.29%
Interpublic Group of Cos. Inc. Series A (The)            5.375%                                 650          24,056,500
                                                                                                        ---------------
PROPERTY & CASUALTY INSURANCE 0.05%
XL Capital Ltd. Class A(b)                                6.50%                                 200           4,468,000
                                                                                                        ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (cost $225,554,570)                                                      230,641,494
                                                                                                        ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
BONDS 1.70%
Federal Home Loan Mortgage Corp.                          5.75%                4/15/2008   $   60,000   $    61,324,560
Federal National Mortgage Assoc.                         6.625%               10/15/2007       75,000        77,404,950
                                                                                                        ---------------
Total Government Sponsored Enterprises Bonds (cost $140,085,785)                                            138,729,510
                                                                                                        ===============
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 5.38%
Federal National Mortgage Assoc.                          5.50%                 2/1/2033       41,036        40,759,408
Federal National Mortgage Assoc.                          5.50%                 7/1/2033       48,720        48,378,174
Federal National Mortgage Assoc.                          5.50%                10/1/2033       15,014        14,908,290
Federal National Mortgage Assoc.                          6.00%                10/1/2033        7,137         7,214,203
Federal National Mortgage Assoc.                          6.00%                 1/1/2034       20,859        21,083,075
Federal National Mortgage Assoc.                          6.00%                 2/1/2034       38,301        38,712,344
Federal National Mortgage Assoc.                          6.00%                 8/1/2034       26,990        27,279,970
Federal National Mortgage Assoc.                          6.00%                11/1/2034       60,294        60,883,140
Federal National Mortgage Assoc.                          6.00%                 2/1/2035       27,512        27,781,017
Federal National Mortgage Assoc.                          6.00%                 4/1/2035       24,343        24,580,444
Federal National Mortgage Assoc.                          6.00%                12/1/2035       25,000        25,244,792
Federal National Mortgage Assoc.                          6.50%                 9/1/2035       43,909        45,060,233
Federal National Mortgage Assoc.                          6.50%                10/1/2035        3,758         3,856,580
Federal National Mortgage Assoc.                          6.50%                12/1/2035       44,029        45,183,491
Federal National Mortgage Assoc.                          7.00%                 3/1/2032        5,508         5,749,836
Government National Mortgage Assoc.                       8.00%                3/15/2032        1,799         1,926,876
                                                                                                        ---------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (cost $442,773,473)                                    438,601,873
                                                                                                        ===============

HIGH YIELD CORPORATE NOTES & BONDS 65.88%

AEROSPACE/DEFENSE 1.30%
Alliant Techsystems Inc.                                  8.50%                5/15/2011       15,000        15,825,000
Armor Holdings, Inc.                                      8.25%                8/15/2013       10,000        10,800,000
DRS Technologies, Inc.                                   6.875%                11/1/2013       30,000        28,837,500
Esterline Technologies Corp.                              7.75%                6/15/2013       16,000        16,800,000
L-3 Communications Corp.                                 6.125%                1/15/2014       14,000        13,930,000
L-3 Communications Corp.+                                6.375%               10/15/2015       11,850        11,879,625
Moog Inc. Class A+                                        6.25%                1/15/2015        4,000         3,960,000
Moog Inc. Class A                                         6.25%                1/15/2015        4,000         3,960,000
                                                                                                        ---------------
TOTAL                                                                                                       105,992,125
                                                                                                        ---------------
APPAREL/TEXTILES 0.57%
INVISTA+                                                  9.25%                 5/1/2012       25,000        26,812,500
Quiksilver, Inc.                                         6.875%                4/15/2015       20,000        19,350,000
                                                                                                        ---------------
TOTAL                                                                                                        46,162,500
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
AUTO LOANS 2.02%
Ford Motor Credit Co.                                     7.25%               10/25/2011   $   35,000   $    30,269,155
Ford Motor Credit Co.                                    7.375%               10/28/2009       35,000        31,065,755
General Motors Acceptance Corp.                           6.75%                12/1/2014       12,590        11,344,471
General Motors Acceptance Corp.                           7.25%                 3/2/2011      100,000        92,009,600
                                                                                                        ---------------
TOTAL                                                                                                       164,688,981
                                                                                                        ---------------
AUTO PARTS & EQUIPMENT 1.09%
Accuride Corp.                                            8.50%                 2/1/2015       10,050         9,949,500
ArvinMeritor, Inc.                                        8.75%                 3/1/2012        9,500         9,143,750
Cooper-Standard Automotive Inc                           8.375%               12/15/2014       20,000        15,300,000
Cummins, Inc.                                             9.50%                12/1/2010       16,650        18,065,250
Stanadyne Corp.**                                  0.00%/12.00%    8/15/2009 & 2/15/2015       15,000         7,650,000
Stanadyne Corp.                                          10.00%                8/15/2014       10,000         9,650,000
Tenneco Inc.                                             8.625%               11/15/2014       20,000        19,000,000
                                                                                                        ---------------
TOTAL                                                                                                        88,758,500
                                                                                                        ---------------
AUTOMOTIVE 0.29%
General Motors Corp.                                      7.20%                1/15/2011       10,000         7,075,000
Navistar Int'l. Corp.^                                    7.50%                6/15/2011       17,500        16,756,250
Venture Holdings Trust                                    9.50%              7/1/2005(g)       10,000            87,500
                                                                                                        ---------------
TOTAL                                                                                                        23,918,750
                                                                                                        ---------------
BANKING 0.70%
Regions Financial Corp.                                   4.50%                 8/8/2008       25,000        24,725,625
Regions Financial Corp.                                   7.00%                 3/1/2011       11,500        12,583,001
Wells Fargo & Co.                                         5.35%                 5/6/2018       20,000        19,806,060
                                                                                                        ---------------
TOTAL                                                                                                        57,114,686
                                                                                                        ---------------
BEVERAGE 0.14%
Le-Nature's, Inc.+                                       10.00%                6/15/2013       10,425        10,998,375
                                                                                                        ---------------
BUILDING & CONSTRUCTION 0.56%
Beazer Homes USA, Inc.                                    6.50%               11/15/2013       10,000         9,562,500
Beazer Homes USA, Inc.                                   8.375%                4/15/2012       10,000        10,450,000
Standard Pacific Corp.                                    7.00%                8/15/2015       16,600        15,396,500
William Lyon Homes, Inc.                                 10.75%                 4/1/2013       10,000        10,375,000
                                                                                                        ---------------
TOTAL                                                                                                        45,784,000
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS 0.62%
American Standard Cos., Inc.                              8.25%                 6/1/2009   $   20,000   $    21,774,760
Builders FirstSource, Inc.                                8.59%#               2/15/2012       17,400        17,791,500
Jacuzzi Brands, Inc.                                     9.625%                 7/1/2010       10,000        10,675,000
                                                                                                        ---------------
TOTAL                                                                                                        50,241,260
                                                                                                        ---------------
CHEMICALS 2.96%
Airgas, Inc.                                              6.25%                7/15/2014       10,000         9,875,000
Crompton Corp.                                           9.875%                 8/1/2012       29,000        33,241,250
Equistar Chemicals, L.P.                                  7.55%                2/15/2026       26,000        24,797,500
Hercules, Inc.                                            6.75%               10/15/2029       25,000        24,187,500
Huntsman LLC                                             11.50%                7/15/2012        5,181         5,893,387
IMC Global, Inc.                                         11.25%                 6/1/2011       35,000        37,800,000
Lyondell Chemical Co.                                    9.625%                 5/1/2007        9,100         9,543,625
Nalco Co.                                                8.875%               11/15/2013       12,000        12,630,000
NOVA Chemicals Corp.(b)                                   6.50%                1/15/2012       12,000        11,685,000
PQ Corp.+                                                 7.50%                2/15/2013        8,450         7,900,750
Rhodia S.A.(b)                                           8.875%                 6/1/2011       26,825        27,629,750
Rockwood Specialties Group, Inc                           7.50%               11/15/2014       18,250        18,272,813
Rockwood Specialties Group, Inc                         10.625%                5/15/2011        2,916         3,211,245
Terra Capital, Inc.                                      11.50%                 6/1/2010       13,000        14,560,000
                                                                                                        ---------------
TOTAL                                                                                                       241,227,820
                                                                                                        ---------------
CONSUMER - PRODUCTS 1.02%
Elizabeth Arden, Inc.                                     7.75%                1/15/2014       25,000        25,375,000
Playtex Products, Inc.                                   9.375%                 6/1/2011       17,000        17,892,500
Rayovac Corp.                                             8.50%                10/1/2013       30,750        26,983,125
Spectrum Brands, Inc.                                    7.375%                 2/1/2015       15,000        12,600,000
                                                                                                        ---------------
TOTAL                                                                                                        82,850,625
                                                                                                        ---------------
DIVERSIFIED CAPITAL GOODS 0.79%
J.B. Poindexter & Co., Inc.                               8.75%                3/15/2014       19,000        16,150,000
Park-Ohio Industries, Inc.                               8.375%               11/15/2014       10,700         9,416,000
Sensus Metering Systems, Inc.                            8.625%               12/15/2013       21,000        18,690,000
Trinity Industries, Inc.                                  6.50%                3/15/2014       20,000        19,800,000
                                                                                                        ---------------
TOTAL                                                                                                        64,056,000
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC - GENERATION 2.41%
AES Corp. (The)                                           9.50%                 6/1/2009   $   10,000   $    10,850,000
Dynegy Holdings Inc.                                     6.875%                 4/1/2011       22,000        21,780,000
Dynegy Holdings Inc.+                                   10.125%                7/15/2013       40,000        45,400,000
Mirant North America LLC+                                7.375%               12/31/2013       13,225        13,439,906
Mission Energy Holding Co.                               13.50%                7/15/2008       16,000        18,640,000
NRG Energy, Inc.                                          8.00%               12/15/2013       18,796        21,051,520
Reliant Resources, Inc.                                   6.75%               12/15/2014       17,500        15,356,250
Reliant Resources, Inc.                                   9.50%                7/15/2013       38,200        38,486,500
Texas Genco Holdings, Inc.+                              6.875%               12/15/2014       10,575        11,500,313
                                                                                                        ---------------
TOTAL                                                                                                       196,504,489
                                                                                                        ---------------
ELECTRIC - INTEGRATED 1.57%
Duke Energy Corp.                                        5.375%                 1/1/2009       12,000        12,092,976
Midwest Generation, LLC                                   8.75%                 5/1/2034       25,000        27,656,250
Nevada Power Co.                                         5.875%                1/15/2015       15,000        14,959,830
PG&E Corp.                                                4.80%                 3/1/2014       10,000         9,761,500
PPL Energy Supply LLC                                     6.40%                11/1/2011       12,000        12,663,804
PSEG Energy Holdings, Inc.                                8.50%                6/15/2011       22,500        24,187,500
PSEG Energy Holdings, Inc.                               8.625%                2/15/2008       15,000        15,675,000
TECO Energy, Inc.                                         7.50%                6/15/2010       10,000        10,700,000
                                                                                                        ---------------
TOTAL                                                                                                       127,696,860
                                                                                                        ---------------
ELECTRONICS 0.76%
Avago Technologies, Inc.+(b)                            10.125%                12/1/2013        7,000         7,227,500
Communications & Power Industries. Inc.                   8.00%                 2/1/2012        9,675         9,699,187
Corning, Inc.                                             8.30%                 4/4/2025       15,000        15,594,570
Freescale Semiconductor, Inc.^                           7.125%                7/15/2014       16,000        17,120,000
SBA Communications Corp.**                          0.00%/9.75%        12/15/2007 & 2011       13,041        12,160,733
                                                                                                        ---------------
TOTAL                                                                                                        61,801,990
                                                                                                        ---------------
ENERGY - EXPLORATION & PRODUCTION 3.60%
Chesapeake Energy Corp.                                   6.25%                1/15/2018       50,000        49,250,000
Chesapeake Energy Corp.+                                  6.50%                8/15/2017       14,000        14,140,000
Chesapeake Energy Corp.                                   7.00%                8/15/2014       25,750        26,780,000
Clayton Williams Energy, Inc.                             7.75%                 8/1/2013        6,825         6,586,125
El Paso Production Holding Co.                            7.75%                 6/1/2013       35,000        36,487,500
Energy Partners, Ltd.                                     8.75%                 8/1/2010       15,000        15,450,000
EXCO Resources, Inc.                                      7.25%                1/15/2011        6,800         6,936,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.                                          7.75%                 5/1/2014   $    7,000   $     7,297,500
Forest Oil Corp.                                          8.00%                6/15/2008       15,000        15,712,500
Harvest Operations Corp.(b)                              7.875%               10/15/2011       10,000        10,000,000
Houston Exploration Co.                                   7.00%                6/15/2013       21,120        20,380,800
KCS Energy Services, Inc.                                7.125%                 4/1/2012       24,900        24,962,250
Kerr-McGee Corp.                                          6.95%                 7/1/2024       15,000        15,985,230
Magnum Hunter Resources Corp.                             9.60%                3/15/2012        4,500         4,905,000
Pogo Producing Co.                                       6.625%                3/15/2015       15,000        14,700,000
Range Resources Corp.                                    7.375%                7/15/2013       22,925        23,842,000
                                                                                                        ---------------
TOTAL                                                                                                       293,414,905
                                                                                                        ---------------
ENVIRONMENTAL 0.95%
Allied Waste North America, Inc.                          5.75%                2/15/2011       15,000        14,287,500
Allied Waste North America, Inc.^                        6.125%                2/15/2014       35,000        33,162,500
Allied Waste North America, Inc.                          7.25%                3/15/2015       29,800        30,247,000
                                                                                                        ---------------
TOTAL                                                                                                        77,697,000
                                                                                                        ---------------
FOOD & DRUG RETAILERS 1.59%
Ingles Markets, Inc.                                     8.875%                12/1/2011       25,000        26,000,000
Jean Coutu Group (PJC) Inc. (The)(b)                      8.50%                 8/1/2014       15,600        14,352,000
Rite Aid Corp.                                           6.875%                8/15/2013       34,000        28,560,000
Rite Aid Corp.                                           8.125%                 5/1/2010       35,150        35,940,875
Stater Bros. Holdings, Inc.                              8.125%                6/15/2012       25,000        24,875,000
                                                                                                        ---------------
TOTAL                                                                                                       129,727,875
                                                                                                        ---------------
FOOD - WHOLESALE 1.16%
American Seafoods Holdings LLC                          10.125%                4/15/2010   $   10,000   $    10,537,500
Chiquita Brands Int'l., Inc.                              7.50%                11/1/2014       25,000        22,125,000
Corn Products Int'l., Inc.                                8.25%                7/15/2007       15,000        15,678,345
Dole Food Co.                                             8.75%                7/15/2013       20,000        20,700,000
Land O'Lakes, Inc.                                        9.00%               12/15/2010       15,000        16,350,000
Pinnacle Foods Holdings Corp.                             8.25%                12/1/2013        9,950         9,527,125
                                                                                                        ---------------
TOTAL                                                                                                        94,917,970
                                                                                                        ---------------
FORESTRY/PAPER 2.97%
Abitibi-Consolidated, Inc.(b)                             8.55%                 8/1/2010       13,606        13,844,105
Ainsworth Lumber Co. Ltd.(b)                              7.25%                10/1/2012       19,470        17,620,350
Boise Cascade, LLC                                       7.125%               10/15/2014       10,000         9,375,000
Bowater, Inc.                                             6.50%                6/15/2013       25,000        22,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc.                                8.00%               10/15/2010   $   21,000   $    20,055,000
Jefferson Smurfit Corp.                                   7.50%                 6/1/2013       20,000        18,500,000
Jefferson Smurfit Corp.                                   8.25%                10/1/2012       10,000         9,650,000
JSG Funding plc(b)                                        7.75%                 4/1/2015       18,000        15,030,000
JSG Funding plc(b)                                       9.625%                10/1/2012       14,500        14,572,500
JSG Holding plc PIK+(a)                                  11.50%                10/1/2015       10,781        11,511,072
Longview Fibre Co.                                       10.00%                1/15/2009       11,500        12,132,500
Newark Group, Inc. (The)                                  9.75%                3/15/2014       11,500        10,177,500
Norske Skog Canada Ltd.(b)                               7.375%                 3/1/2014       18,925        16,654,000
Stone Container Corp.                                    8.375%                 7/1/2012        6,000         5,835,000
Stone Container Corp.                                     9.75%                 2/1/2011       17,000        17,255,000
Tembec Industries, Inc.(b)                                7.75%                3/15/2012       15,000         8,100,000
Tembec Industries, Inc.(b)                               8.625%                6/30/2009       33,500        19,262,500
                                                                                                        ---------------
TOTAL                                                                                                       242,074,527
                                                                                                        ---------------
GAMING 4.89%
Aztar Corp.                                              7.875%                6/15/2014       10,000        10,525,000
Boyd Gaming Corp.                                         8.75%                4/15/2012        8,650         9,320,375
Hard Rock Hotel, Inc.                                    8.875%                 6/1/2013       32,000        34,640,000
Harrah's Operating Co., Inc.                             5.375%               12/15/2013       10,000         9,773,240
Harrah's Operating Co., Inc.                              7.50%                1/15/2009       25,000        26,497,025
Isle of Capri Casinos, Inc.                               7.00%                 3/1/2014       34,250        33,565,000
Isle of Capri Casinos, Inc.^                              9.00%                3/15/2012       15,000        15,937,500
Las Vegas Sands Corp.                                    6.375%                2/15/2015       35,000        33,862,500
Mandalay Resort Group^                                   9.375%                2/15/2010       20,000        22,000,000
MGM Mirage, Inc.                                          6.75%                 9/1/2012       32,000        32,600,000
Caesars Entertainment, Inc.                              8.125%                5/15/2011       15,000        16,631,250
Caesars Entertainment, Inc.                              9.375%                2/15/2007       23,500        24,528,125
Penn National Gaming, Inc.                               6.875%                12/1/2011       14,000        14,210,000
Premier Entertainment Biloxi LLC                         10.75%                 2/1/2012       10,000         9,700,000
River Rock Entertainment Authority                        9.75%                11/1/2011       15,700        16,995,250
Scientific Games Corp.                                    6.25%               12/15/2012       10,000         9,887,500
Seneca Gaming Corp.                                       7.25%                 5/1/2012        4,500         4,550,625
Station Casinos, Inc.                                     6.50%                 2/1/2014       30,500        30,957,500
Turning Stone Casino Resort+                             9.125%               12/15/2010       12,800        13,248,000
Wynn Las Vegas LLC/
Wynn Las Vegas Capital Corp.                             6.625%                12/1/2014       30,000        29,325,000
                                                                                                        ---------------
TOTAL                                                                                                       398,753,890
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
GAS DISTRIBUTION 2.73%
El Paso Corp.^                                            7.00%                5/15/2011   $   72,500   $    72,318,750
El Paso Corp.                                             7.75%                1/15/2032       28,250        28,461,875
Ferrellgas Partners, L.P.                                 6.75%                 5/1/2014       15,950        15,152,500
Ferrellgas Partners, L.P.                                 8.75%                6/15/2012       15,625        15,546,875
MarkWest Energy Partners, L.P.+                          6.875%                11/1/2014       23,050        21,321,250
Sonat Inc.^                                              7.625%                7/15/2011       18,000        18,405,000
Suburban Propane Partners, L.P.                          6.875%               12/15/2013       12,725        11,961,500
Williams Cos., Inc. (The)                                7.875%                 9/1/2021       36,000        39,150,000
                                                                                                        ---------------
TOTAL                                                                                                       222,317,750
                                                                                                        ---------------
HEALTH SERVICES 3.98%
Alliance Imaging, Inc.                                    7.25%               12/15/2012       12,000        10,050,000
AmeriPath, Inc.                                          10.50%                 4/1/2013       22,500        23,962,500
Bio-Rad Laboratories, Inc.                               6.125%               12/15/2014       11,700        11,612,250
CDRV Investors, Inc.**                             0.00%/9.625%          1/1/2010 & 2015       15,000         9,262,500
DaVita, Inc.                                              7.25%                3/15/2015       10,500        10,683,750
Fresenius Medical Care Capital Trust II                  7.875%                 2/1/2008       15,000        15,525,000
Hanger Orthopedic Group, Inc.                           10.375%                2/15/2009       15,000        15,075,000
HCA Inc                                                  6.375%                1/15/2015       22,250        22,602,306
HealthSouth Corp.                                        8.375%                10/1/2011        9,225         9,432,562
HealthSouth Corp.                                        10.75%                10/1/2008       15,000        15,075,000
National Mentor, Inc.                                    9.625%                12/1/2012       12,000        12,600,000
National Nephrology Assoc. Inc+                           9.00%                11/1/2011        9,000        10,012,500
Omnicare, Inc.                                           6.875%               12/15/2015        9,525         9,715,500
PacifiCare Health Systems, Inc.                          10.75%                 6/1/2009       22,750        24,399,375
Senior Housing Properties Trust                          8.625%                1/15/2012        5,000         5,500,000
Stewart Enterprises, Inc.+                                7.75%                2/15/2013        7,500         7,237,500
Tenet Healthcare Corp.                                   7.375%                 2/1/2013       40,000        37,100,000
Tenet Healthcare Corp.+                                   9.25%                 2/1/2015       28,700        28,628,250
Tenet Healthcare Corp.                                   9.875%                 7/1/2014       10,000        10,175,000
Triad Hospitals, Inc.                                     7.00%               11/15/2013       16,650        16,774,875
Vanguard Health Holdings Co. II LLC                       9.00%                10/1/2014       18,125        19,348,438
                                                                                                        ---------------
TOTAL                                                                                                       324,772,306
                                                                                                        ---------------
HOTELS 1.17%
FelCor Lodging Trust Inc.                                 9.00%                 6/1/2011       15,000        16,500,000
Gaylord Entertainment Co.                                 6.75%               11/15/2014       15,000        14,775,000
Host Marriott L.P.                                       6.375%                3/15/2015       17,250        17,293,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.                                        7.00%                8/15/2012   $   20,000   $    20,600,000
Host Marriott L.P.                                        9.25%                10/1/2007       25,000        26,500,000
                                                                                                        ---------------
TOTAL                                                                                                        95,668,125
                                                                                                        ---------------
HOUSEHOLD & LEISURE PRODUCTS 0.12%
ACCO Brands Corp.                                        7.625%                8/15/2015       10,000         9,475,000
                                                                                                        ---------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.62%
Dow Jones CDX HY+                                         7.75%               12/29/2009       49,500        50,242,500
                                                                                                        ---------------
LEISURE 0.62%
Gaylord Entertainment Co.                                 8.00%               11/15/2013       31,000        32,627,500
Six Flags, Inc.                                          9.625%                 6/1/2014        8,750         8,553,125
Universal City Development Partners, Ltd.                11.75%                 4/1/2010        8,000         9,010,000
                                                                                                        ---------------
TOTAL                                                                                                        50,190,625
                                                                                                        ---------------
MACHINERY 0.95%
Briggs & Stratton Corp.                                  8.875%                3/15/2011       10,000        11,253,620
Case New Holland Inc.                                     9.25%                 8/1/2011       10,000        10,750,000
Dresser, Inc.                                            9.375%                4/15/2011       15,000        15,862,500
Gardner Denver, Inc.                                      8.00%                 5/1/2013       12,675        13,372,125
JLG Industries, Inc.                                      8.25%                 5/1/2008       15,000        15,787,500
Manitowoc Co., Inc. (The)                                7.125%                11/1/2013       10,000        10,325,000
                                                                                                        ---------------
TOTAL                                                                                                        77,350,745
                                                                                                        ---------------
MEDIA - BROADCAST 1.65%
Allbritton Communications Co.                             7.75%               12/15/2012       65,000        65,650,000
Clear Channel Communications, Inc.                        7.65%                9/15/2010       10,000        10,714,830
Lin Television Corp.                                      6.50%                5/15/2013       10,075         9,709,781
Paxson Communications Corp.+                            10.777%#               1/15/2013       10,000         9,662,500
Radio One, Inc.                                          6.375%                2/15/2013       10,000         9,762,500
Sinclair Broadcast Group, Inc.                            8.00%                3/15/2012       17,832        18,456,120
Sinclair Broadcast Group, Inc.                            8.75%               12/15/2011       10,000        10,575,000
                                                                                                        ---------------
TOTAL                                                                                                       134,530,731
                                                                                                        ---------------
MEDIA - CABLE 3.46%
Century Communications Corp.(c)                          8.375%               12/15/2007        8,000         7,680,000
Century Communications Corp.                              9.50%              3/1/2005(g)       40,000        38,800,000
Charter Communications Holdings, LLC I+                  11.00%                10/1/2015       52,000        43,940,000
Charter Communication Holdings, LLC II                   10.25%                9/15/2010       20,000        20,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC                                     6.375%                6/15/2015   $   25,000   $    24,562,500
DirecTV Holdings LLC                                     8.375%                3/15/2013       16,900        18,252,000
Echostar DBS Corp.                                       6.375%                10/1/2011       20,000        19,350,000
Echostar DBS Corp.                                       9.125%                1/15/2009       10,000        10,487,500
Frontiervision L.P.(c)                                  11.875%                9/15/2007       20,000        21,125,000
Frontiervision L.P. Series B(c)                         11.875%                9/15/2007       10,000        10,562,500
Insight Communications Co., Inc.**                 0.00%/12.25%         2/15/2006 & 2011       11,700        12,285,000
Mediacom Broadband LLC+                                   8.50%               10/15/2015       14,400        13,410,000
Mediacom Communications Corp.^                            9.50%                1/15/2013       42,500        41,703,125
                                                                                                        ---------------
TOTAL                                                                                                       282,157,625
                                                                                                        ---------------
MEDIA - SERVICES 0.64%
Interpublic Group of Cos., Inc. (The)                     6.25%               11/15/2014       14,820        12,819,300
Interpublic Group of Cos., Inc. (The)^                    7.25%                8/15/2011       10,000         9,450,000
Warner Music Group Corp.                                 7.375%                4/15/2014       30,000        29,925,000
                                                                                                        ---------------
TOTAL                                                                                                        52,194,300
                                                                                                        ---------------
METALS/MINING EXCLUDING STEEL 0.83%
Century Aluminum Co.                                      7.50%                8/15/2014        7,550         7,474,500
Foundation PA Coal Co.                                    7.25%                 8/1/2014       10,000        10,387,500
Massey Energy Co.+                                       6.875%               12/15/2013       11,175        11,328,656
Novelis Inc.+(b)                                          7.50%                2/15/2015       15,000        14,062,500
Peabody Energy Corp.                                     5.875%                4/15/2016       15,000        14,681,250
Timken Co. (The)                                          5.75%                2/15/2010       10,000        10,040,990
                                                                                                        ---------------
TOTAL                                                                                                        67,975,396
                                                                                                        ---------------
NON-ELECTRIC UTILITIES 0.20%
SEMCO Energy, Inc.                                       7.125%                5/15/2008        1,820         1,858,702
SEMCO Energy, Inc.                                        7.75%                5/15/2013       14,050        14,802,041
                                                                                                        ---------------
TOTAL                                                                                                        16,660,743
                                                                                                        ---------------
NON-FOOD & DRUG RETAILERS 0.58%
Couche-Tard U.S. L.P.                                     7.50%               12/15/2013       14,000        14,490,000
GSC Holdings Corp.+                                       8.00%                10/1/2012        6,500         6,142,500
Neiman Marcus Group, Inc. (The) PIK+                      9.00%               10/15/2015       14,150        14,539,125
Toys "R" Us, Inc.                                        7.625%                 8/1/2011       15,000        12,375,000
                                                                                                        ---------------
TOTAL                                                                                                        47,546,625
                                                                                                        ---------------
OFFICE EQUIPMENT 0.18%
Xerox Corp.                                              6.875%                8/15/2011       14,000        14,560,000
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES 0.55%
Grant Prideco, Inc.+                                     6.125%                8/15/2015   $    5,000   $     5,012,500
Hanover Compressor Co.                                   8.625%               12/15/2010       12,075        12,829,688
Hanover Compressor Co.                                    9.00%                 6/1/2014        6,150         6,734,250
J. Ray McDermott, S.A.+                                  11.50%               12/15/2013       10,000        11,850,000
Pride Int'l., Inc.                                       7.375%                7/15/2014        8,000         8,620,000
                                                                                                        ---------------
TOTAL                                                                                                        45,046,438
                                                                                                        ---------------
PACKAGING 1.86%
Crown Cork & Seal Co.                                    7.375%               12/15/2026       45,000        41,400,000
Graham Packaging Co., Inc.                                8.50%               10/15/2012       17,795        17,617,050
Owens-Brockway Glass Container Inc.                       7.75%                5/15/2011       25,000        26,218,750
Owens-Brockway Glass Container Inc.                      8.875%                2/15/2009       35,000        36,706,250
Owens Illinois, Inc.                                      7.50%                5/15/2010       23,000        23,460,000
Vitro Envases Norteamerica S.A. de C.V.+(b)              10.75%                7/23/2011        6,000         6,150,000
                                                                                                        ---------------
TOTAL                                                                                                       151,552,050
                                                                                                        ---------------
PHARMACEUTICALS 1.06%
Alpharma Inc.                                            8.625%                 5/1/2011       25,000        27,281,250
Mylan Laboratories Inc.+                                 6.375%                8/15/2015       20,000        20,125,000
Warner Chilcott Corp.+                                    8.75%                 2/1/2015       42,000        38,850,000
                                                                                                        ---------------
TOTAL                                                                                                        86,256,250
                                                                                                        ---------------
PRINTING & PUBLISHING 1.88%
Clarke American Corp.+                                   11.75%               12/15/2013        9,625         9,673,125
Dex Media, Inc.**                                   0.00%/9.00%        11/15/2008 & 2013       15,000        12,000,000
Dex Media West                                           9.875%                8/15/2013       25,394        28,314,310
Houghton Mifflin Co.**                             0.00%/11.50%        10/15/2008 & 2013       25,000        19,750,000
Houghton Mifflin Co.                                     9.875%                 2/1/2013       35,000        37,581,250
PRIMEDIA, Inc.                                           8.875%                5/15/2011       15,000        13,912,500
R.H. Donnelley Corp.                                     6.875%                1/15/2013       22,150        20,516,438
R.H. Donnelley Inc.                                     10.875%               12/15/2012       10,000        11,325,000
                                                                                                        ---------------
TOTAL                                                                                                       153,072,623
                                                                                                        ---------------
RAILROADS 0.35%
Union Pacific Corp.                                      3.625%                 6/1/2010       30,500        28,798,466
                                                                                                        ---------------
RESTAURANTS 0.56%
Denny's Corp./Denny's Holdings Inc.                      10.00%                10/1/2012       15,500        15,810,000
Friendly Ice Cream Corp.                                 8.375%                6/15/2012       14,000        12,530,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                7.50%               12/15/2014   $   10,000   $     9,400,000
O'Charley's, Inc.                                         9.00%                11/1/2013        7,550         7,701,000
                                                                                                        ---------------
TOTAL                                                                                                        45,441,000
                                                                                                        ---------------
SOFTWARE/SERVICES 1.21%
Electronic Data Systems Corp.                             6.50%                 8/1/2013       35,000        36,023,470
SunGard Data Systems Inc.+                               9.125%                8/15/2013       23,000        23,920,000
SunGard Data Systems Inc.+                               10.25%                8/15/2015       20,000        20,100,000
Unisys Corp.                                             6.875%                3/15/2010       10,000         9,300,000
Unisys Corp.                                              8.00%               10/15/2012       10,000         9,300,000
                                                                                                        ---------------
TOTAL                                                                                                        98,643,470
                                                                                                        ---------------
STEEL PRODUCERS/PRODUCTS 0.35%
AK Steel Holding Corp.                                    7.75%                6/15/2012       15,000        13,612,500
Allegheny Ludlum Corp.                                    6.95%               12/15/2025       15,000        14,775,000
                                                                                                        ---------------
TOTAL                                                                                                        28,387,500
                                                                                                        ---------------
SUPPORT - SERVICES 1.84%
Hertz Corp. (The)+                                       8.875%                 1/1/2014       19,000        19,451,250
Hertz Corp. (The)+                                       10.50%                 1/1/2016        5,000         5,175,000
Iron Mountain Inc.                                       6.625%                 1/1/2016       37,000        34,595,000
Iron Mountain Inc.                                        7.75%                1/15/2015       50,000        50,625,000
Iron Mountain, Inc.                                      8.625%                 4/1/2013       15,000        15,712,500
United Rentals (North America) Inc.                       7.75%               11/15/2013       16,830        16,493,400
Williams Scotsman, Inc.                                   8.50%                10/1/2015        8,000         8,320,000
                                                                                                        ---------------
Total                                                                                                       150,372,150
                                                                                                        ---------------
TELECOM - FIXED LINE 0.37%
Level 3 Communications, Inc.                             11.25%                3/15/2010       15,000        12,712,500
Level 3 Financing, Inc.                                  10.75%               10/15/2011       20,000        17,850,000
                                                                                                        ---------------
Total                                                                                                        30,562,500
                                                                                                        ---------------
TELECOM - INTEGRATED/SERVICES 2.49%
Cincinnati Bell, Inc.                                    8.375%                1/15/2014       42,500        42,021,875
Intelsat, Ltd.+(b)                                        8.25%                1/15/2013       22,750        23,091,250
MCI, Inc.                                                8.735%                 5/1/2014       15,500        17,185,625
Qwest Capital Funding, Inc.                               7.90%                8/15/2010       75,000        78,000,000
Qwest Communications Int'l. Inc.                          7.25%                2/15/2011       30,000        30,750,000
Syniverse Technologies Inc.                               7.75%                8/15/2013       12,000        12,150,000
                                                                                                        ---------------
TOTAL                                                                                                       203,198,750
                                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
TELECOM - WIRELESS 2.29%
Airgate PCS, Inc.                                       7.90%#                10/15/2011   $   12,000   $    12,450,000
Airgate PCS, Inc.+^                                      9.375%                 9/1/2009        5,000         5,250,000
Airgate PCS, Inc.                                        9.375%                 9/1/2009        9,200         9,659,895
Alamosa Delaware, Inc.                                   11.00%                7/31/2010       15,000        16,987,500
Centennial Communications Corp.                         10.125%                6/15/2013       33,000        36,052,500
Dobson Communications Corp.                              8.875%                10/1/2013        5,775         5,789,438
Nextel Partners, Inc.                                    8.125%                 7/1/2011       27,200        29,206,000
Rogers Wireless Inc.(b)                                  9.625%                 5/1/2011        5,000         5,775,000
Rural Cellular Corp.                                      9.75%                1/15/2010       20,225        20,528,375
Triton PCS, Inc.                                         9.375%                 2/1/2011       24,000        17,640,000
UbiquiTel Operating Co.                                  9.875%                 3/1/2011       15,000        16,687,500
Wind Acquisition Finance S.A.+(b)                        10.75%                12/1/2015       10,000        10,375,000
                                                                                                        ---------------
TOTAL                                                                                                       186,401,208
                                                                                                        ---------------
TELECOMMUNICATIONS EQUIPMENT 0.16%
Lucent Technologies Inc.                                  6.45%                3/15/2029       15,000        12,937,500
                                                                                                        ---------------
THEATERS & ENTERTAINMENT 0.64%
AMC Entertainment, Inc.                                   8.00%                 3/1/2014       25,000        22,750,000
Carmike Cinemas, Inc. Class A^                            7.50%                2/15/2014       11,325        10,659,656
Cinemark USA, Inc.                                        9.00%                 2/1/2013       10,000        10,625,000
LCE Acquisition Corp.                                     9.00%                 8/1/2014        8,100         8,221,500
                                                                                                        ---------------
TOTAL                                                                                                        52,256,156
                                                                                                        ---------------
TRANSPORTATION EXCLUDING AIR/RAIL 0.58%
CHC Helicopter Corp. Class A(b)                          7.375%                 5/1/2014       15,000        15,243,750
Hornbeck Offshore Services, Inc.+                        6.125%                12/1/2014        3,000         2,940,000
Hornbeck Offshore Services, Inc.                         6.125%                12/1/2014       12,790        12,534,200
Offshore Logistics, Inc.                                 6.125%                6/15/2013       17,525        16,473,500
                                                                                                        ---------------
TOTAL                                                                                                        47,191,450
                                                                                                        ---------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS (cost $5,386,682,766)                                            5,370,143,110
                                                                                                        ===============
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.25%

Credit Suisse First Boston
Mortgage Securities Corp. Series
1998-C2 Class A2 (cost $19,521,341)                       6.30%               11/11/2030       20,000        20,642,310
                                                                                                        ===============
U.S. TREASURY OBLIGATIONS 3.30%

U.S. Treasury Note                                        4.25%                8/15/2015       25,000        24,684,575
U.S. Treasury Note                                       4.375%                5/15/2007       40,000        39,979,720
U.S. Treasury Note                                       4.625%                5/15/2006       50,000        50,066,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005

                                                                                            PRINCIPAL
                                                      INTEREST                  MATURITY       AMOUNT            U.S. $
INVESTMENTS                                               RATE                      DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                        5.00%                2/15/2011   $  150,000   $   154,541,100
                                                                                                        ---------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $271,582,589)                                                         269,271,845
                                                                                                        ===============

                                                                                             SHARES
                                                                                              (000)
                                                                                             ------
WARRANT 0.00%

SOFTWARE/SERVICES 0.00%
Interpath Communications Warrant
Expiring 5/21/2007* (cost $0)                                                                     -(d)              -(h)
                                                                                                        ===============
TOTAL LONG-TERM INVESTMENTS (cost $7,713,647,567)                                                       $ 7,786,967,972
                                                                                                        ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
DECEMBER 31, 2005

                                                                                               SHARES            U.S. $
INVESTMENTS                                                                                     (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 3.18%

COLLATERAL FOR SECURITIES ON LOAN 0.25%
State Street Navigator Securities Lending
Prime Portfolio 4.22%(f)                                                                       20,046   $    20,045,545
                                                                                                        ---------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT
                                                                                                (000)
                                                                                            ---------
REPURCHASE AGREEMENT 2.93%
REPURCHASE AGREEMENT DATED 12/30/2005,
3.60% DUE 1/3/2006 WITH STATE STREET
BANK & TRUST CO. COLLATERALIZED BY
$6,600,000 OF FEDERAL HOME LOAN BANK
AT 4.06% DUE 3/23/2009; AND $38,390,000
OF FEDERAL HOME LOAN MORTGAGE CORP.
AT 2.875% DUE 9/18/2007; AND $200,000,000
OF FEDERAL NATIONAL MORTGAGE ASSOCIATION
AT 3.875% DUE 2/1/2008; VALUE:
$244,063,972; PROCEEDS: $239,373,060                                                       $  239,277   $   239,277,349
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (cost $259,322,894)                                                            259,322,894
                                                                                                        ===============
TOTAL INVESTMENTS IN SECURITIES 98.71% (cost $7,972,970,461)                                              8,046,290,866
                                                                                                        ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.29%                                                        105,206,117
                                                                                                        ---------------
NET ASSETS 100.00%                                                                                      $ 8,151,496,983
                                                                                                        ===============

*    Non-income producing security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
# Variable rate security. The interest rate represents the rate at December 31, 2005.
^    All (or a portion of security) on loan. See Note 2(h).
(a) Bond issued by a foreign entity, denominated in Euros and converted to U.S. dollars at period-end exchange rate. The value of this security is 0.14% of total net assets. The remaining securities, 99.86% of total net assets, are invested in U.S. dollar-denominated securities.
(b)  Foreign security traded in U.S. dollars.
(c)  Defaulted security.
(d)  Amount represents less than 1,000 shares.
(e)  Private placement.
(f)  Rate shown reflects 7-day yield as of December 31, 2005.
(g)  Security in default. Maturity date represents original maturity date.
(h)  Value is less than $1,000.

PIK Payment-in-kind.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:

Investment in securities, at value (cost $7,972,970,461)                            $    8,046,290,866
Cash                                                                                        26,871,648
Receivables:
  Interest and dividends                                                                   121,569,588
  Capital shares sold                                                                        6,693,144
Prepaid expenses and other assets                                                              269,973
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                             8,201,695,219
------------------------------------------------------------------------------------------------------
LIABILITIES:

Payable upon return of securities on loan                                                   20,045,545
Payables:
  Investment securities purchased                                                            2,029,660
  Capital shares reacquired                                                                 16,964,316
  Management fee                                                                             3,135,232
  12b-1 distribution fees                                                                    4,585,930
  Fund administration                                                                          278,927
  Directors' fees                                                                            1,048,483
  To affiliate (See Note 3)                                                                     62,547
Accrued expenses and other liabilities                                                       2,047,596
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                           50,198,236
======================================================================================================
NET ASSETS                                                                          $    8,151,496,983
======================================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                                                     $    8,661,963,262
Distributions in excess of net investment income                                           (25,173,806)
Accumulated net realized loss on investments and foreign
currency related transactions                                                             (558,609,633)
Net unrealized appreciation on investments and
translation of assets and liabilities
  denominated in foreign currency                                                           73,317,160
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $    8,151,496,983
======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                      $    4,815,148,417
Class B Shares                                                                      $    1,473,890,759
Class C Shares                                                                      $    1,423,140,787
Class P Shares                                                                      $      134,591,618
Class Y Shares                                                                      $      304,725,402
OUTSTANDING SHARES BY CLASS:
Class A Shares (740 million shares of common shares authorized, $.001 par value)           617,564,805
Class B Shares (500 million shares of common shares authorized, $.001 par value)           188,910,666
Class C Shares (300 million shares of common shares authorized, $.001 par value)           182,286,907
Class P Shares (160 million shares of common shares authorized, $.001 par value)            17,006,797
Class Y Shares (300 million shares of common shares authorized, $.001 par value)            39,191,409
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                      $             7.80
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                                      $             8.19
Class B Shares-Net asset value                                                      $             7.80
Class C Shares-Net asset value                                                      $             7.81
Class P Shares-Net asset value                                                      $             7.91
Class Y Shares-Net asset value                                                      $             7.78
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:

Dividends                                                                           $       26,210,176
Interest                                                                                   524,232,025
Securities lending-net                                                                       1,224,704
Foreign withholding tax                                                                         (6,750)
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    551,660,155
------------------------------------------------------------------------------------------------------
EXPENSES:

Management fee                                                                              38,811,365
12b-1 distribution plan-Class A                                                             17,530,652
12b-1 distribution plan-Class B                                                             16,255,671
12b-1 distribution plan-Class C                                                             15,600,626
12b-1 distribution plan-Class P                                                                565,870
Shareholder servicing                                                                        9,837,322
Professional                                                                                   134,106
Reports to shareholders                                                                      1,065,162
Fund administration                                                                          3,427,677
Custody                                                                                        320,824
Directors' fees                                                                                460,349
Registration                                                                                   242,626
Subsidy (See Note 3)                                                                           566,606
Other                                                                                          175,483
------------------------------------------------------------------------------------------------------
Gross expenses                                                                             104,994,339
  Expense reductions (See Note 7)                                                             (216,395)
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                               104,777,944
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      446,882,211
======================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on investments and foreign currency related transactions          131,223,692
Net change in unrealized appreciation (depreciation)on investments and
  translation of assets and liabilities denominated in foreign currencies                 (475,701,766)
======================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                          (344,478,074)
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      102,404,137
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                             DECEMBER 31, 2005     DECEMBER 31, 2004
OPERATIONS:

Net investment income                                         $      446,882,211    $      461,636,138
Net realized gain (loss) on
investments and foreign
  currency related transactions                                      131,223,692           163,913,812
Net change in unrealized appreciation (depreciation)
  on investments and translation of assets and liabilities
  denominated in foreign currencies                                 (475,701,766)           48,862,743
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 102,404,137           674,412,693
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                                           (325,559,605)         (304,259,218)
  Class B                                                            (95,747,886)         (105,827,104)
  Class C                                                            (92,010,995)          (94,625,703)
  Class P                                                             (8,006,271)           (5,402,678)
  Class Y                                                            (20,020,997)          (15,911,837)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (541,345,754)         (526,026,540)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                  1,206,658,233         1,952,137,115
Reinvestment of distributions                                        405,952,005           380,570,154
Cost of shares reacquired                                         (2,020,188,152)       (1,678,331,223
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                   (407,577,914)          654,376,046
======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                               (846,519,531)          802,762,199
======================================================================================================
NET ASSETS:

Beginning of year                                                  8,998,016,514         8,195,254,315
------------------------------------------------------------------------------------------------------
END OF YEAR                                                   $    8,151,496,983    $    8,998,016,514
======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME              $      (25,173,806)   $      (10,224,834)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
                                                2005             2004             2003             2002             2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF YEAR          $       8.20     $       8.06     $       7.19     $       7.91     $       8.23
                                            ============     ============     ============     ============     ============
Investment operations:
  Net investment income(a)                           .43              .46              .48              .55              .65
  Net realized and unrealized gain (loss)           (.31)             .20              .92             (.64)            (.26)
                                            ------------     ------------     ------------     ------------     ------------
    Total from investment operations                 .12              .66             1.40             (.09)             .39
                                            ------------     ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                             (.52)            (.52)            (.50)            (.58)            (.67)
  Paid-in capital                                      -                -             (.03)            (.05)            (.04)
                                            ------------     ------------     ------------     ------------     ------------
    Total distributions                             (.52)            (.52)            (.53)            (.63)            (.71)
                                            ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                $       7.80     $       8.20     $       8.06     $       7.19     $       7.91
                                            ============     ============     ============     ============     ============
Total Return(b)                                     1.56%            8.56%           20.28%           (1.08)%           4.86%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                       .99%             .99%            1.00%            1.00%            1.02%
  Expenses, excluding expense
    reductions                                      1.00%             .99%            1.00%            1.00%            1.02%
  Net investment income                             5.45%            5.71%            6.31%            7.51%            7.96%

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2005             2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)             $  4,815,148     $  5,093,236     $  4,497,233     $  3,048,301     $  2,500,544
  Portfolio turnover rate                          46.63%           42.02%           40.96%           37.03%           55.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
                                                2005             2004             2003             2002             2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF YEAR          $       8.20     $       8.06     $       7.20     $       7.92     $       8.23
                                            ============     ============     ============     ============     ============
Investment operations:
  Net investment income(a)                           .38              .41              .43              .51              .60
  Net realized and unrealized gain (loss)           (.31)             .20              .92             (.65)            (.25)
                                            ------------     ------------     ------------     ------------     ------------
    Total from investment operations                 .07              .61             1.35             (.14)             .35
                                            ------------     ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                             (.47)            (.47)            (.46)            (.53)            (.63)
  Paid-in capital                                      -                -             (.03)            (.05)            (.03)
                                            ------------     ------------     ------------     ------------     ------------
    Total distributions                             (.47)            (.47)            (.49)            (.58)            (.66)
                                            ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                $       7.80     $       8.20     $       8.06     $       7.20     $       7.92
                                            ============     ============     ============     ============     ============
Total Return(b)                                      .88%            7.86%           19.43%           (1.67)%           4.29%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      1.64%            1.64%            1.64%            1.65%            1.63%
  Expenses, excluding expense
    reductions                                      1.64%            1.64%            1.64%            1.65%            1.63%
Net investment income                               4.80%            5.07%            5.67%            6.86%            7.35%

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2005             2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)             $  1,473,891     $  1,803,609     $  1,861,920     $  1,294,955     $  1,105,501
  Portfolio turnover rate                          46.63%           42.02%           40.96%           37.03%           55.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
                                                2005             2004             2003             2002             2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF YEAR          $       8.21     $       8.07     $       7.21     $       7.93     $       8.24
                                            ============     ============     ============     ============     ============
Investment operations:

  Net investment income(a)                           .38              .41              .43              .51              .60
  Net realized and unrealized gain (loss)           (.31)             .20              .92             (.64)            (.25)
                                            ------------     ------------     ------------     ------------     ------------
    Total from investment operations                 .07              .61             1.35             (.13)             .35
                                            ------------     ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                             (.47)            (.47)            (.46)            (.54)            (.63)
  Paid-in capital                                      -                -             (.03)            (.05)            (.03)
                                            ------------     ------------     ------------     ------------     ------------
    Total distributions                             (.47)            (.47)            (.49)            (.59)            (.66)
                                            ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                $       7.81     $       8.21     $       8.07     $       7.21     $       7.93
                                            ============     ============     ============     ============     ============
Total Return(b)                                      .89%            7.86%           19.43%           (1.58)%           4.29%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      1.64%            1.64%            1.64%            1.59%            1.62%
  Expenses, excluding expense
    reductions                                      1.64%            1.64%            1.64%            1.59%            1.62%
  Net investment income                             4.80%            5.07%            5.67%            6.92%            7.36%

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2005             2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)             $  1,423,141     $  1,703,329     $  1,593,650     $    905,629     $    662,848
  Portfolio turnover rate                          46.63%           42.02%           40.96%           37.03%           55.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
                                                2005             2004             2003             2002             2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF YEAR          $       8.31     $       8.17     $       7.29     $       8.02     $       8.33
                                            ============     ============     ============     ============     ============
Investment operations:
  Net investment income(a)                           .43              .45              .48              .55              .64
  Net realized and unrealized gain (loss)           (.32)             .20              .93             (.65)            (.24)
                                            ------------     ------------     ------------     ------------     ------------
    Total from investment operations                 .11              .65             1.41             (.10)             .40
                                            ------------     ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                             (.51)            (.51)            (.50)            (.58)            (.67)
  Paid-in capital                                      -                -             (.03)            (.05)            (.04)
                                            ------------     ------------     ------------     ------------     ------------
    Total distributions                             (.51)            (.51)            (.53)            (.63)            (.71)
                                            ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                $       7.91     $       8.31     $       8.17     $       7.29     $       8.02
                                            ============     ============     ============     ============     ============
Total Return(b)                                     1.45%            8.37%           20.10%           (1.19)%           4.90%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      1.09%            1.09%            1.09%            1.10%            1.08%
  Expenses, excluding expense
    reductions                                      1.09%            1.09%            1.09%            1.10%            1.08%
  Net investment income                             5.35%            5.62%            6.22%            7.41%            7.88%

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2005             2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)             $    134,592     $    113,216     $     60,848     $     18,736     $      7,017
  Portfolio turnover rate                          46.63%           42.02%           40.96%           37.03%           55.44%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
                                                2005             2004             2003             2002             2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF YEAR          $       8.18     $       8.04     $       7.18     $       7.90     $       8.21
                                            ============     ============     ============     ============     ============
Investment operations:
  Net investment income(a)                           .46              .48              .51              .58              .68
  Net realized and unrealized gain (loss)           (.31)             .21              .91             (.64)            (.24)
                                            ------------     ------------     ------------     ------------     ------------
    Total from investment operations                 .15              .69             1.42             (.06)             .44
                                            ------------     ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                             (.55)            (.55)            (.53)            (.61)            (.71)
  Paid-in capital                                      -                -             (.03)            (.05)            (.04)
                                            ------------     ------------     ------------     ------------     ------------
    Total distributions                             (.55)            (.55)            (.56)            (.66)            (.75)
                                            ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                $       7.78     $       8.18     $       8.04     $       7.18     $       7.90
                                            ============     ============     ============     ============     ============
Total Return(b)                                     1.93%            8.97%           20.58%            (.66)%           5.44%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                       .64%             .64%             .64%             .65%             .63%
  Expenses, excluding expense
    reductions                                       .64%             .64%             .64%             .65%             .63%
  Net investment income                             5.80%            6.07%            6.67%            7.86%            8.36%

                                                                            YEAR ENDED 12/31
                                            --------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                              2005             2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)             $    304,725     $    284,627     $    181,603     $     68,691     $     44,931
  Portfolio turnover rate                          46.63%           42.02%           40.96%           37.03%           55.44%

(a)  Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of December 31, 2005, there were no open forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. As of December 31, 2005, the value of securities loaned was $19,590,839. These loans are collateralized by cash of $20,045,545, which is invested in a restricted money market account. State Street Bank & Trust Company ("SSB") received fees of $524,873 for the year ended December 31, 2005, which are netted against Securities Lending Income on the Statement of Operations.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) STRUCTURED SECURITIES-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $500 million   .50%
Over $500 million    .45%

Effective January 1, 2006, the annual management fee rate for the Fund was changed from .50% of the first $500 million and .45% over $500 million to the following annual rates:

..50% of the first $500 million of average daily net assets;
..45% of the next $9.5 billion of average daily net assets;
..40% of average daily net assets over $10 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Strategy Fund of Lord Abbett Investment Trust (the "Balanced Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Balanced Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Fund's Statement of Operations.

12b-1 DISTRIBUTION PLAN
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE            CLASS A      CLASS B    CLASS C    CLASS P
---------------------------------------------------------
Service           .25%(1)       .25%       .25%       .20%
Distribution      .10%(2)       .75%       .75%       .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) The amount of CDSC collected by the Fund for the year ended December 31, 2005 was $99,019.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended December 31, 2005:

DISTRIBUTOR    DEALERS'
COMMISSIONS    CONCESSIONS
----------------------------
$  3,357,188   $  16,984,639

Distributor received CDSCs of $9,817 and $139,735 for Class A and Class C shares, respectively, for the year ended December 31, 2005.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the years ended December 31, 2005 and 2004 are as follows:

                                12/31/2005      12/31/2004
----------------------------------------------------------
Distributions paid from:
Ordinary income             $  541,345,754   $ 526,026,540
----------------------------------------------------------
  Total distributions paid  $  541,345,754   $ 526,026,540
==========================================================

As of December 31, 2005, the components of accumulated losses on a tax-basis are as follows:

Capital loss carryforwards*   $  (522,621,897)
Temporary differences              (4,038,963)
Unrealized gains - net             16,194,581
---------------------------------------------
   Total accumulated
   losses - net               $  (510,466,279)
=============================================

* As of December 31, 2005, the capital loss carryforwards along with the related expiration dates were as follows:

          2009             2010            TOTAL
------------------------------------------------
$  219,436,085   $  303,185,812   $  522,621,897

Capital losses incurred after October 31 ("Post-October Losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $2,990,480 during fiscal 2005.

As of December 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $  8,030,093,040
--------------------------------------------------
Gross unrealized gain                  273,713,053
Gross unrealized loss                 (257,515,227)
--------------------------------------------------
   Net unrealized security gain   $     16,197,826
==================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

The permanent items identified during the year ended December 31, 2005, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

 DISTRIBUTIONS
  IN EXCESS OF     ACCUMULATED
NET INVESTMENT    NET REALIZED           PAID-IN
        INCOME            LOSS           CAPITAL
------------------------------------------------
$   79,514,571   $ (25,692,216)   $  (53,822,355)

The permanent differences are primarily attributable to the tax treatment of amortization, certain distributions, and paydown gains and losses.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2005 were as follows:

U.S.                       NON-U.S.         U.S.                  NON-U.S.
GOVERNMENT               GOVERNMENT   GOVERNMENT                GOVERNMENT
PURCHASES*                PURCHASES       SALES*                     SALES
--------------------------------------------------------------------------
$  1,387,972,080   $  2,377,342,240       $ 746,548,666   $  3,200,586,897

* Includes U.S. Government sponsored enterprises securities

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .08%. At December 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended December 31, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                     YEAR ENDED                         YEAR ENDED
                                              DECEMBER 31, 2005                  DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------
                                      SHARES             AMOUNT          SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                      103,259,218    $   819,704,525     147,929,408    $ 1,185,674,948
Reinvestment of distributions     34,107,371        269,758,179      31,008,361        247,480,524
Shares reacquired               (141,074,199)    (1,115,061,375)   (115,517,137)      (922,609,162)
--------------------------------------------------------------------------------------------------
Increase (decrease)               (3,707,610)   $   (25,598,671)     63,420,632    $   510,546,310
--------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                       12,056,362    $    95,866,400      25,859,473    $   207,400,148
Reinvestment of distributions      7,695,860         60,953,657       7,984,642         63,768,740
Shares reacquired                (50,763,239)      (402,099,341)    (44,808,623)      (357,804,358)
--------------------------------------------------------------------------------------------------
Decrease                         (31,011,017)   $  (245,279,284)    (10,964,508)   $   (86,635,470)
--------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                       26,173,200    $   208,457,988      50,931,432    $   409,302,369
Reinvestment of distributions      6,274,518         49,726,801       6,223,475         49,748,678
Shares reacquired                (57,703,905)      (456,751,182)    (47,075,813)      (375,969,765)
--------------------------------------------------------------------------------------------------
Increase (decrease)              (25,256,187)   $  (198,566,393)     10,079,094    $    83,081,282
--------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                        7,799,188    $    62,802,730       7,883,029    $    64,117,842
Reinvestment of distributions        759,442          6,086,105         474,986          3,842,232
Shares reacquired                 (5,169,067)       (41,599,722)     (2,187,653)       (17,785,973)
--------------------------------------------------------------------------------------------------
Increase                           3,389,563    $    27,289,113       6,170,362    $    50,174,101
--------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                        2,511,586    $    19,826,590      10,767,799    $    85,641,808
Reinvestment of distributions      2,463,768         19,427,263       1,976,991         15,729,980
Shares reacquired                   (593,696)        (4,676,532)       (517,857)        (4,161,965)
--------------------------------------------------------------------------------------------------
Increase                           4,381,658    $    34,577,321      12,226,933    $    97,209,823
--------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT BOND-DEBENTURE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 27, 2006

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR
The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                            CURRENT POSITION
NAME, ADDRESS AND           LENGTH OF SERVICE             PRINCIPAL OCCUPATION                             OTHER
YEAR OF BIRTH                   WITH FUND                DURING PAST FIVE YEARS                        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW              Director since       Managing Partner and Chief Executive      N/A
Lord, Abbett & Co. LLC     1989; Chairman       Officer of Lord Abbett since 1996.
90 Hudson Street           since 1996
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT DIRECTORS
The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                            CURRENT POSITION
NAME, ADDRESS AND           LENGTH OF SERVICE             PRINCIPAL OCCUPATION                             OTHER
YEAR OF BIRTH                   WITH FUND                DURING PAST FIVE YEARS                        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW          Director since 1994  Managing General Partner, Bigelow Media,  Currently serves as director of Adelphia
Lord, Abbett & Co. LLC                          LLC (since 2000); Senior Adviser, Time    Communications, Inc., Crane Co., and
c/o Legal Dept.                                 Warner Inc. (1998 - 2000); Acting Chief   Huttig Building Products Inc.
90 Hudson Street                                Executive Officer of Courtroom
Jersey City, NJ 07302                           Television Network (1997 - 1998);
(1941)                                          President and Chief Executive Officer of
                                                Time Warner Cable Programming, Inc.
                                                (1991 - 1997).

WILLIAM H.T. BUSH          Director since 1998  Co-founder and Chairman of the Board of   Currently serves as director of
Lord, Abbett & Co. LLC                          the financial advisory firm of            WellPoint, Inc. (since 2002), and
c/o Legal Dept.                                 Bush-O'Donnell & Company (since 1986).    Engineered Support Systems, Inc. (since
90 Hudson Street                                                                          2000).
Jersey City, NJ 07302
(1938)

                            CURRENT POSITION
NAME, ADDRESS AND           LENGTH OF SERVICE             PRINCIPAL OCCUPATION                             OTHER
YEAR OF BIRTH                   WITH FUND                DURING PAST FIVE YEARS                        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.     Director since 1998  Managing Director of Monitor Clipper      Currently serves as director of
Lord, Abbett & Co. LLC                          Partners (since 1997) and President of    Avondale, Inc. and Interstate Bakeries
c/o Legal Dept.                                 Clipper Asset Management Corp. (since     Corp.
90 Hudson Street                                1991), both private equity investment
Jersey City, NJ 07302                           funds.
(1942)

JULIE A. HILL              Director since 2004  Owner and CEO of the Hillsdale            Currently serves as director of
Lord, Abbett & Co. LLC                          Companies, a business consulting firm     WellPoint, Inc.; Resources Connection
c/o Legal Dept.                                 (since 1998); Founder, President and      Inc.; and Holcim (US) Inc. (a subsidiary
90 Hudson Street Jersey                         Owner of the Hiram-Hill and Hillsdale     of Holcim Ltd.).
City, NJ 07302 (1946)                           Development Companies (1998 - 2000).

FRANKLIN W. HOBBS          Director since 2000  Former Chief Executive Officer of         Currently serves as director of Adolph
Lord, Abbett & Co. LLC                          Houlihan Lokey Howard & Zukin, an         Coors Company.
c/o Legal Dept.                                 investment bank (January 2002 - April
90 Hudson Street Jersey                         2003); Chairman of Warburg Dillon Read
City, NJ 07302 (1947)                           (1999 - 2001); Global Head of Corporate
                                                Finance of SBC Warburg Dillon Read (1997
                                                - 1999); Chief Executive Officer of
                                                Dillon, Read & Co. (1994 - 1997).

C. ALAN MACDONALD          Director since 1998  Retired - General Business and            Currently serves as director of H.J.
Lord, Abbett & Co. LLC                          Governance Consulting (since 1992);       Baker (since 2003).
c/o Legal Dept.                                 formerly President and CEO of Nestle
90 Hudson Street                                Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF             Director since 1982  Chairman of Spencer Stuart (U.S.), an     Currently serves as director of Ace,
Lord, Abbett & Co. LLC                          executive search consulting firm (since   Ltd. (since 1997) and Hewitt Associates,
c/o Legal Dept.                                 1996); President of Spencer Stuart (1979  Inc.
90 Hudson Street                                - 1996).
Jersey City, NJ 07302
(1937)

OFFICERS
None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                    CURRENT POSITION            LENGTH OF SERVICE                          PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH FUND              OF CURRENT POSITION                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW              Chief Executive      Elected in 1996                           Managing Partner and Chief Executive
(1945)                     Officer and                                                    Officer of Lord Abbett (since 1996).
                           President

CHRISTOPHER J. TOWLE       Executive Vice       Elected in 1995                           Partner and Investment Manager, joined
(1957)                     President                                                      Lord Abbett in 1987.

JAMES BERNAICHE            Chief Compliance     Elected in 2004                           Chief Compliance Officer, joined Lord
(1956)                     Officer                                                        Abbett in 2001; formerly Vice President
                                                                                          and Chief Compliance Officer with Credit
                                                                                          Suisse Asset Management.

JOAN A. BINSTOCK           Chief Financial      Elected in 1999                           Partner and Chief Operations Officer,
(1954)                     Officer and Vice                                               joined Lord Abbett in 1999.
                           President

JOHN K. FORST              Vice President and   Elected in 2005                           Deputy General Counsel, joined Lord
(1960)                     Assistant Secretary                                            Abbett in 2004; prior thereto Managing
                                                                                          Director and Associate General Counsel
                                                                                          at New York Life Investment Management
                                                                                          LLC (2002 - 2003); formerly Attorney at
                                                                                          Dechert LLP (2000 - 2002).

MICHAEL S. GOLDSTEIN       Vice President       Elected in 1998                           Partner and Fixed Income Investment
(1968)                                                                                    Manager, joined Lord Abbett in 1997.

ELLEN G. ITSKOVITZ         Vice President       Elected in 2001                           Partner and Senior Research Analyst,
(1957)                                                                                    joined Lord Abbett in 1998.

LAWRENCE H. KAPLAN         Vice President and   Elected in 1997                           Partner and General Counsel, joined Lord
(1957)                     Secretary                                                      Abbett in 1997.

MAREN LINDSTROM            Vice President       Elected in 2000                           Partner and Fixed Income Investment
(1962)                                                                                    Manager, joined Lord Abbett in 2000.

ROBERT G. MORRIS           Vice President       Elected in 1995                           Partner and Chief Investment Officer,
(1944)                                                                                    joined Lord Abbett in 1991.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                    CURRENT POSITION            LENGTH OF SERVICE                          PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH FUND              OF CURRENT POSITION                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
A. EDWARD OBERHAUS, III    Vice President       Elected in 1996                           Partner and Manager of Equity Trading,
(1959)                                                                                    joined Lord Abbett in 1983.

CHRISTINA T. SIMMONS       Vice President and   Elected in 2001                           Assistant General Counsel, joined Lord
(1957)                     Assistant Secretary                                            Abbett in 1999.

BERNARD J. GRZELAK         Treasurer            Elected in 2003                           Director of Fund Administration, joined
(1971)                                                                                    Lord Abbett in 2003; formerly Vice
                                                                                          President, Lazard Asset Management LLC
                                                                                          (2000 - 2003); prior thereto Manager of
                                                                                          Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

APPROVAL OF ADVISORY CONTRACT

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, in the third quintile for the one- and five-year periods, in the fifth quintile for the three-year period, and in the second quintile for the ten-year period. The Board also observed that the performance was below that of the Lipper High Current Yield Bond Index for the nine-month, one-year, and three-year periods, and above that of the Index for the five- and ten-year periods. The Board also observed that the utility of the comparisons to the performance universe and the Index was limited, because the Bond-Debenture Fund differed from many of the funds in the performance universe and the Index in some material aspects, particularly in that it it required to keep at least 20% of its assets in a combination of investment grade securities, U.S. government securities, and cash. In addition, the Board observed that historically the Lord Abbett Funds, in investing in below investment-grade debt, have invested in relatively higher quality bonds compared to other funds that invest in below investment-grade debt, and that in recent years such bonds have not performed as well as lower quality bonds.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board also observed that the actual total expense ratio of Class A was approximately the same as the median of the peer group, that the actual total expense ratios of Classes B and C were approximately seven basis points below the median of the peer group, that the actual total expense ratio of Class P was approximately eleven basis points below the median of the peer group, and the actual total expense ratio of Class Y was approximately three basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

  TAX INFORMATION

  2.73% of the ordinary income distribution paid by the Fund during fiscal 2005 is qualified dividend income. For corporate shareholders, only 2.73% of the Fund's ordinary income distribution qualified for the dividends received deduction.

  Additionally, for foreign shareholders, of the distributions paid by the Fund to shareholders during the fiscal year ended December 31, 2005, $434,823,928 represents interest related dividends.

[LORD ABBETT(R) LOGO]

   This report when not used for the general
information of shareholders of the fund, is to
be distributed only if preceded or accompanied
         by a current fund prospectus.                 LORD ABBETT BOND-DEBENTURE FUND, INC.

Lord Abbett mutual fund shares are distributed by                                                 LABD-2-1205
           LORD ABBETT DISTRIBUTOR LLC                                                                  (2/06)

ITEM 2:      CODE OF ETHICS.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended December 31, 2005 (the "Period").

      (b)    Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e)    Not applicable.

      (f) See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:      AUDIT COMMITTEE FINANCIAL EXPERT.

             The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

             In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                       FISCAL YEAR ENDED:
                                     ---------------------
                                        2005        2004
                                     ---------   ---------
Audit Fees {a}                       $  59,000   $  58,000
Audit-Related Fees {b}                   1,123       1,448
                                     ---------   ---------

Total audit and audit-related fees      60,123      59,448
                                     ---------   ---------

Tax Fees {c}                             9,177       9,409
All Other Fees {d}                       - 0 -       - 0 -
                                     ---------   ---------
    Total Fees                       $  69,300   $  68,857
                                     ---------   ---------

----------

             {a} Consists of fees for audits of the Registrant's annual financial statements.

             {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

             {c} Fees for the fiscal years ended December 31, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

             {d} Not applicable.

      (e)(1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                  - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

                  - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

             The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

      (e)(2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

      (f)    Not applicable.

      (g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

            The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2005 and 2004 were:

                                       FISCAL YEAR ENDED:
                                   ---------------------------
                                       2005            2004
                                   -----------      ----------
All Other Fees {a}                 $   105,500      $  120,650

--------

             {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

            The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2005 and 2004 were:

                                       FISCAL YEAR ENDED:
                                   ---------------------------
                                       2005            2004
                                   -----------      ----------
All Other Fees                     $     - 0 -     $     - 0 -

      (h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6:      SCHEDULE OF INVESTMENTS.

             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 8:      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

             Not applicable.

ITEM 11:     CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:     EXHIBITS.

      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Not applicable.

      (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  LORD ABBETT BOND-DEBENTURE FUND, INC.


                                       /s/ Robert S. Dow
                                      ---------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                       /s/ Joan A. Binstock
                                      ---------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                  LORD ABBETT BOND-DEBENTURE FUND, INC.


                                       /s/ Robert S. Dow
                                      ----------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                       /s/ Joan A. Binstock
                                      ----------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 23, 2006